Blackberry Limited and Summary of Significant Accounting Policies and Critical Accounting Estimates - Stock-based Compensation (Details)	12 Months Ended
Feb. 28, 2018 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of common shares authorized under the Equity Plan (in shares)	33,875,000
Shares issued as options (in shares)	0.625
Options forfeited (in shares)	0.625
RSUs, forfeited, settled in cash or sold to cover withholding tax requirements, counted as (in shares)	1
RSU granted as inducement grants that are exempt from the equity pool (in shares)	10,521,418
Number of trading days	5 days